Derivatives - Categories (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	SEK 7,803	SEK 12,005
Liabilities Fair Value	16,480	22,072
Nominal amounts	397,465	410,001
Fair-value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	3,449	5,581
Liabilities Fair Value	5,650	6,207
Nominal amounts	174,030	174,306
Accounted for as held-for-trading
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	10,830	15,865
Accounted for as held-for-trading.
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	4,354	6,425
Nominal amounts	223,435	235,696
Interest rate-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	3,781	4,309
Liabilities Fair Value	9,132	9,909
Nominal amounts	245,788	244,854
Interest rate-related contracts | Fair-value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	1,178	1,586
Liabilities Fair Value	2,774	2,746
Nominal amounts	126,549	131,170
Interest rate-related contracts | Accounted for as held-for-trading
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	6,358	7,163
Interest rate-related contracts | Accounted for as held-for-trading.
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	2,603	2,724
Nominal amounts	119,239	113,684
Currency-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	3,772	7,115
Liabilities Fair Value	6,879	10,302
Nominal amounts	139,614	137,656
Currency-related contracts | Fair-value hedges
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	2,271	3,995
Liabilities Fair Value	2,876	3,461
Nominal amounts	47,481	43,136
Currency-related contracts | Accounted for as held-for-trading
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	4,003	6,841
Currency-related contracts | Accounted for as held-for-trading.
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	1,501	3,120
Nominal amounts	92,133	94,521
Equity-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	250	581
Liabilities Fair Value	303	1,683
Nominal amounts	13,246	24,829
Equity-related contracts | Accounted for as held-for-trading
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	303	1,683
Equity-related contracts | Accounted for as held-for-trading.
Disclosure of detailed information about financial instruments [line items]
Assets Fair Value	250	581
Nominal amounts	13,246	24,829
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	166	178
Nominal amounts	(1,183)	2,662
Contracts related to commodities, credit risk, etc. | Accounted for as held-for-trading
Disclosure of detailed information about financial instruments [line items]
Liabilities Fair Value	166	178
Contracts related to commodities, credit risk, etc. | Accounted for as held-for-trading.
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	SEK (1,183)	SEK 2,662